Share-Based Compensation - Summary of Option Activity under ESOP (Detail)	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Share-based Payment Arrangement [Abstract]
Number of options, Beginning balance | shares	10,826,997	5,569,105		0
Number of options, Granted | shares	8,353,658	5,569,105		5,569,105
Number of options, Exercised | shares	(600,014)
Number of options, Forfeited | shares	(69,914)	(311,213)
Number of options, Ending balance | shares	18,510,727	10,826,997		5,569,105
Weighted average exercise price, Beginning balance | (per share)				¥ 0
Weighted average exercise price, Granted	12			12
Weighted average exercise price, Exercised	12
Weighted average exercise price, Forfeited	12
Weighted average exercise price, Ending balance | (per share)	12
Weighted average grant date fair value, Beginning balance	32	38		0
Weighted average grant date fair value, Granted	19	27		38
Weighted average grant date fair value, Exercised	38
Weighted average grant date fair value, Forfeited	24	34
Weighted average grant date fair value, Ending balance	¥ 26	¥ 32		¥ 38
Aggregate Intrinsic Value, Beginning balance | ¥	¥ 209,536,040	¥ 83,277,751		¥ 0
Aggregate Intrinsic Value, Ending balance | ¥	¥ 205,922,073	¥ 209,536,040		¥ 83,277,751